Retirement Plans (Defined Benefit And Postretirement Benefit Plans) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013		May 27, 2012		May 29, 2011
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets (percentage)	9.00%	[1]	9.00%	[1]	9.00%
Effect of quarter percentage point change in discount rate on earnings before income taxes	$ 0.6
Effect of quarter percentage point change in expected long term rate of return on plan assets on earnings before income taxes	0.5
Amortization of net actuarial loss	9.1
Defined Benefit Plans | U.S. Equities
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)	40.00%
Defined Benefit Plans | Fixed-Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)	35.00%
Defined Benefit Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)	20.00%
Defined Benefit Plans | Real Assets
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)	5.00%
Defined Benefit Plans | US Comingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)	41.50%
Defined Benefit Plans | U.S. Corporate Securities
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)	18.10%
Defined Benefit Plans | International Comingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)	14.30%
Defined Benefit Plans | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)	7.10%
Defined Benefit Plans | Emerging Markets Comingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)	5.90%
Defined Benefit Plans | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)	4.90%
Defined Benefit Plans | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)	5.00%
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution to the benefit plans	0.7
Assumed health care cost trend rate increase in per-capita charges (percentage)	7.10%
Ultimate health care cost trend rate (percentage)	5.00%
Year that rate reaches ultimate trend rate	2021
Effect of one percentage point increase on service and interest cost components	0.5
Effect of one percentage point decrease on service and interest cost components	0.4
Effect of one percentage point increase on accumulated postretirement benefit obligation	6.6
Effect of one percentage point decrease on accumulated postretirement benefit obligation	5.2
Amortization of net actuarial loss	0
Maximum | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution to the benefit plans	$ 0.4
10-Year Rates | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actual rate of return on plan assets (percentage)	9.50%
15-Year Rates | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actual rate of return on plan assets (percentage)	8.00%
20-Year Rates | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actual rate of return on plan assets (percentage)	9.40%

[1]	Determined as of the beginning of fiscal year.